Summary of Significant Accounting Policies (Revenue) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue from contract, payment term, minimum (in days)									30 days
Revenue from contract, payment term, maximum (in days)									70 days
Revenue	$ 5,637.6	$ 5,306.9	$ 5,585.0	$ 4,963.8	$ 5,406.4	$ 4,961.0	$ 5,091.6	$ 4,514.9	$ 21,493.3	$ 19,973.8	$ 18,312.8
Net product revenue
Disaggregation of Revenue [Line Items]
Revenue									19,866.4	18,776.5	17,480.0
Collaboration and other revenue
Disaggregation of Revenue [Line Items]
Revenue									1,626.9	1,197.3	832.8
Royalty
Disaggregation of Revenue [Line Items]
Revenue									$ 303.2	$ 144.9	$ 145.3